Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Net Income Loss Per Share

($ in thousands)	Three Months Ended March 31,
	2024	2023
Basic and diluted:
Net loss from continuing operations	$(4,253)	$(3,798)
Net loss attributable to non-controlling interest	17	-
Dividends declared on Series A Preferred Shares	(69)	-
Loss attributable to Fundamental Global common shareholders from continuing operations	(4,305)	(3,798)
Weighted average common shares outstanding	16,744	9,422
Loss per common share from continuing operations	$(0.26)	$(0.42)

Schedule of Fair Values Measured on Recurring Basis

Financial instruments measured, on a recurring basis, at fair value as of March 31, 2024 and December 31, 2023 in accordance with the guidance promulgated by the FASB are as follows.

(in thousands)

As of March 31, 2024	Level 1	Level 2	Level 3	Total
Oppfi common stock and warrants	$1,232	$–	$–	$1,232
GreenFirst common stock	8,240	–	–	8,240
ThinkMarkets convertible note	–	–	250	250
Craveworthy convertible bridge loan	–	–	200	200
	$9,472	$–	$450	$9,922

As of December 31, 2023
GreenFirst common stock	$10,552	$–	$–	$10,552
	$10,552	$–	$–	$10,552

FG Group Holdings Inc [Member]
Schedule of Fair Values Measured on Recurring Basis

Fair values measured on a recurring basis at December 31, 2023 (in thousands):

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$6,644	$-	$-	$6,644

Fair value method holding	10,552	-	-	10,552
Total	$17,196	$-	$-	$17,196

Fair values measured on a recurring basis at December 31, 2022 (in thousands):

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$3,789	$-	$-	$3,789

Fair value method holding	16,792	-	-	16,792
Total	$20,581	$-	$-	$20,581

Schedule of Warranty Reserves

	2023	2022
Warranty accrual at beginning of year	$309	$136
Charged to expense	347	299
Claims paid, net of recoveries	(192)	(117)
Foreign currency adjustment	11	(9)
Warranty accrual at end of year	$475	$309

Strong Global Entertainment Inc [Member]
Schedule of Warranty Reserves
	2023	2022
Warranty accrual at beginning of year	$309	$136
Charged to expense	347	299
Claims, net of recoveries	(192)	(117)
Foreign currency adjustment	11	(9)
Warranty accrual at end of year	$475	$309

Schedule of Net Income Loss Per Share

	Three Months Ended March 31,
	2024	2023
Weighted average shares outstanding:
Basic weighted average shares outstanding	7,877	6,000
Dilutive effect of stock options and certain non-vested restricted stock units	6	-
Diluted weighted average shares outstanding	7,883	6,000

	Year Ended December 31,
	2023	2022
Weighted average shares outstanding:
Basic weighted average shares outstanding	6,922	6,000
Dilutive effect of stock options and certain non-vested restricted stock units	56	-
Diluted weighted average shares outstanding	6,978	6,000

Schedule of Fair Values Measured on Recurring Basis

Fair values measured on a recurring basis at March 31, 2024 (in thousands):

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$5,111	$-	$-	$5,111
Total	$5,111	$-	$-	$5,111

Fair values measured on a recurring basis at December 31, 2023 (in thousands):

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$5,470	$-	$-	$5,470
Total	$5,470	$-	$-	$5,470

Fair values measured on a recurring basis at December 31, 2023 (in thousands):

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$5,470	$-	$-	$5,470
Total	$5,470	$-	$-	$5,470

Fair values measured on a recurring basis at December 31, 2022 (in thousands):

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$3,615	$-	$-	$3,615
Total	$3,615	$-	$-	$3,615